Other current financial and non-financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other current financial and non-financial assets
Debt securities	€ 137,117	€ 169,983
Third party receivables from sale of investments	34,672	7,675
Receivables for supplier rebates	23,239	23,920
Derivatives	18,593	19,777
Deposit / guarantee / security	17,252	17,843
Notes receivable	12,657	18,304
Loans to customers or suppliers	1,473	5,494
Other	(831)	(15,107)
Total	244,172	247,889
Allowances related to financial assets	2,415	18,324
Income tax receivable	197,404	143,782
Payments on account	180,680	199,736
Other tax receivable	140,686	125,762
Prepaid insurance	32,695	27,652
Interest receivables related to income tax	14,000	450
Prepaid rent	13,063	15,543
Other	151,932	158,298
Total	€ 730,460	€ 671,223